UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21811

PARADIGM FUNDS TRUST
(Exact name of registrant as specified in charter)
650 Fifth Avenue, 17th Floor
New York, NY 10019

(Address of principal executive offices)	(Zip code)

Charles R. Provini
President
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor
New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 271-3388

Date of fiscal year end: 12/31/2007

Date of reporting period: 03/31/2007

Item 1. Schedule of Investments.

PARADIGM Advantage Series Fund
Schedule of Investments
March 31, 2007

Fund	Cost	Fair Market Value	% of Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$3,317,389	$3,447,185	100.01%

Total	$3,317,389	$3,447,185	100.01%

Other Assets, less Liabilties		$(478)	-0.01%

Net Assets		$3,446,707	100.00%

PARADIGM Adviser Series Fund
Schedule of Investments
March 31, 2007

Fund	Cost	Fair Market Value	% of Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$4,035,890	$4,208,604	100.32%

Total	$4,035,890	$4,208,604	100.32%

Other Assets, less Liabilties		$(13,248)	-0.32%

Net Assets		$4,195,356	100.00%

PARADIGM Institutional Series Fund
Schedule of Investments
March 31, 2007

Fund	Cost	Fair Market Value	% of Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$27,374,746	$29,277,663	100.10%

Total	$27,374,746	$29,277,663	100.10%

Other Assets, less Liabilties		$(29,791)	-0.10%

Net Assets		$29,247,872	100.00%

PARADIGM Multi Strategy Fund I, LLC
Schedule of Investments
March 31, 2007

Fund	Cost	Fair Market Value	% of Net Assets

Distressed
Cypress Management LP	$1,750,000	$1,899,011	5.14%
JLP Credit Opportunity Fund LP	$1,750,000	$1,774,355	4.80%

	3,500,000	3,673,366	9.95%

Emerging Markets
Apex Guotai Junan Greater China Fund LLC	1,500,000	1,634,201	4.42%
Apex Greater China Directional Fund LLC	1,000,000	1,006,478	2.73%

	2,500,000	2,640,679	7.15%

Equity Long/Short
Litchfield Capital Partners LP	1,750,000	1,859,599	5.03%
Maple Leaf Macro Volatility Fund LLC	1,000,000	1,156,598	3.13%
Mercury Real Estate Securities Fund LP	1,750,000	1,885,863	5.11%
Thruway Partners LP	1,750,000	1,891,535	5.12%
MPC Pilgrim LP Cl B	1,500,000	1,613,722	4.37%

	7,750,000	8,407,316	22.76%

Equity Market Neutral
Battenkill Market Neutral Fund LP	1,750,000	1,811,323	4.90%
CFM Ventus LP - Series One Interests	1,500,000	1,739,520	4.71%
ADMC Absolute Return Strategies LP	2,000,000	2,006,471	5.43%

	5,250,000	5,557,314	15.05%

Global Fixed Income
Brookville Credit Opportunities LP Cl B	1,750,000	1,900,553	5.15%

	1,750,000	1,900,553	5.15%

Multi-Strategy
Agamas Continuum Master Fund, LTD.	2,000,000	2,103,264	5.69%
Davidson Kempner Partners LP	1,000,000	1,234,301	3.34%
SAC Multi-Strategy Fund LP	1,000,000	1,263,968	3.42%
Vicis Capital Fund	1,750,000	1,924,665	5.21%

	5,750,000	6,526,198	17.67%

Total	$26,500,000	$28,705,427	77.72%

Other Assets, less Liabilties		8,228,024.86	22.28%

Net Assets		$36,933,451	100.00%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PARADIGM FUNDS TRUST

By (Signature and Title)	/s/ CHARLES R. PROVINI
	Name:	Charles R. Provini
	Title:	President and Principal Executive Officer
	Date:	May 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ CHARLES R. PROVINI
	Name:	Charles R. Provini
	Title:	President and Principal Executive Officer
	Date:	May 25, 2007

By (Signature and Title)	/s/ MARKUS KARR
	Name:	Markus Karr
	Title:	Treasurer and Principal Financial Officer
	Date:	May 25, 2007